Debt (Tables)	12 Months Ended
Dec. 31, 2019
Debt Instrument [Line Items]
Long-term Debt

Long-term debt is as follows:

Long-term debt
$ in millions	Interest Rate	Maturity	December 31, 2019	December 31, 2018
First Mortgage Bonds	3.95%	2049	$425.0	$—
Term loan - rates from: 3.57% - 4.82% (a) and 4.00% - 4.60% (b)		2022	—	436.1
Tax-exempt First Mortgage Bonds - rates from: 2.49% - 2.93% (a) and 1.29% - 1.42% (b)		2020	140.0	140.0
U.S. Government note	4.2%	2061	17.5	17.7
Unamortized deferred financing costs			(5.4)	(6.3)
Unamortized debt discount			(2.7)	(1.4)
Total long-term debt			574.4	586.1
Less: current portion			(139.8)	(4.6)
Long-term debt, net of current portion			$434.6	$581.5

(a)	Range of interest rates for the year ended December 31, 2019.
(b)
Range of interest rates for the year ended
Long-term Debt Maturities
At December 31, 2019, maturities of long-term debt are summarized as follows:

Due during the years ending December 31,
$ in millions
2020	$140.2
2021	0.2
2022	0.2
2023	0.2
2024	0.2
Thereafter	441.5
582.5
Unamortized discounts and premiums, net	(2.7)
Deferred financing costs, net	(5.4)
Total long-term debt	$574.4